Restructuring Charges - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	Apr. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Aug. 07, 2023
Restructuring Cost and Reserve [Line Items]
Employee workforce, termination percentage	83.00%	83.00%
Cash severance payments and other employee-related costs			$ 6,400
Cash payments for employee related restructuring charges			4,500
Non-cash stock-based compensation expense related to accelerated vesting of stock-based awards			1,000
Total consideration from disposal of long lived assets		$ 500
Loss on disposal of long-lived assets			$ 915	$ 0
Termination fee amount					$ 2,000
Lease asset impairment		900
Impairment on leasehold improvements		1,700
Research and Development Expense
Restructuring Cost and Reserve [Line Items]
Loss on disposal of long-lived assets		700
General and administrative
Restructuring Cost and Reserve [Line Items]
Loss on disposal of long-lived assets		$ 200